Document and Entity Information Document	Apr. 26, 2021
Entity Information [Line Items]
Entity Central Index Key	0001423689
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
City Area Code	301
Local Phone Number	968-9300
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34057
Document Type	8-K
Document Period End Date	Apr. 26, 2021
Entity Registrant Name	AGNC INVESTMENT CORP.
Entity Tax Identification Number	26-1701984
Entity Address, Address Line One	2 Bethesda Metro Center, 12th Floor
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AGNC
Security Exchange Name	NASDAQ
Depository shares each representing a 1/1,000th interest in a share of 7.000% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary shares of 7.000% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	AGNCN
Security Exchange Name	NASDAQ
Depository shares each representing a 1/1,000th interest in a share of 6.875% Series D Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary shares of 6.875% Series D Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	AGNCM
Security Exchange Name	NASDAQ
Depository shares each representing a 1/1000th interest in a share of 6.500% Series E Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary shares of 6.50% Series E Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	AGNCO
Security Exchange Name	NASDAQ
Depositary shares each representing a 1/1000th interest in a share of 6.125% Series F Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary shares of 6.125% Series F Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	AGNCP
Security Exchange Name	NASDAQ